Segment Information - Summary of Reportable Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reportable segments [line items]
Net sales	kr 263,351	kr 271,546	kr 232,314
Gross income	101,602	113,295	100,749
Earnings (loss) before financial items and income tax (EBIT)	(20,326)	27,020	31,780
Financial income and expenses, net	(2,993)	(2,411)	(2,530)
Income (loss) after financial items	(23,319)	24,609	29,250
Income tax	(2,785)	(5,497)	(6,270)
Net Income (Loss)	(26,104)	19,112	22,980
Other segment items
Share in earnings of JV and associated companies	124	17	(260)
Impairment losses	(154)	(66)
Restructuring charges	(6,521)	(399)	(549)
Networks [member]
Disclosure of reportable segments [line items]
Net sales	171,442	193,468	167,838
Cloud Software and Services [Member]
Disclosure of reportable segments [line items]
Net sales	63,630	60,524	56,224
Enterprise [Member]
Disclosure of reportable segments [line items]
Net sales	25,745	14,597	5,513
Segment information [member]
Disclosure of reportable segments [line items]
Net sales	263,351	271,546	232,314
Gross income	kr 101,602	kr 113,295	kr 100,749
Gross margin	38.60%	41.70%	43.40%
Earnings (loss) before financial items and income tax (EBIT)	kr (20,326)	kr 27,020	kr 31,780
EBIT margin	(7.70%)	10.00%	13.70%
Financial income and expenses, net	kr (2,993)	kr (2,411)	kr (2,530)
Income (loss) after financial items	(23,319)	24,609	29,250
Income tax	(2,785)	(5,497)	(6,270)
Net Income (Loss)	(26,104)	19,112	22,980
Other segment items
Share in earnings of JV and associated companies	124	17	(260)
Amortizations	(4,458)	(3,577)	(2,507)
Depreciations	(6,699)	(6,565)	(5,951)
Impairment losses	(32,732)	(401)	(511)
Restructuring charges	(6,521)	(399)	(549)
Gains/losses on sale of investments and operations	(285)	256	961
Segment information [member] | Networks [member]
Disclosure of reportable segments [line items]
Net sales	171,442	193,468	167,838
Gross income	kr 67,959	kr 86,368	kr 78,869
Gross margin	39.60%	44.60%	47.00%
Earnings (loss) before financial items and income tax (EBIT)	kr 19,382	kr 38,512	kr 37,266
EBIT margin	11.30%	19.90%	22.20%
Other segment items
Share in earnings of JV and associated companies	kr 83	kr 30	kr 40
Amortizations	(1,013)	(1,424)	(1,169)
Depreciations	(4,460)	(4,073)	(3,764)
Impairment losses	(527)	(211)	(127)
Restructuring charges	(4,437)	(146)	(262)
Gains/losses on sale of investments and operations	(24)	253	14
Segment information [member] | Cloud Software and Services [Member]
Disclosure of reportable segments [line items]
Net sales	63,630	60,524	56,224
Gross income	kr 22,088	kr 20,106	kr 18,829
Gross margin	34.70%	33.20%	33.50%
Earnings (loss) before financial items and income tax (EBIT)	kr (220)	kr (1,689)	kr (2,234)
EBIT margin	(0.30%)	2.80%	4.00%
Other segment items
Share in earnings of JV and associated companies	kr 41	kr 27	kr 72
Amortizations	(43)	(122)	(508)
Depreciations	(1,470)	(1,792)	(1,568)
Impairment losses	(176)	(91)	(185)
Restructuring charges	(1,924)	(96)	(254)
Gains/losses on sale of investments and operations	(39)	0	(51)
Segment information [member] | Enterprise [Member]
Disclosure of reportable segments [line items]
Net sales	25,745	14,597	5,513
Gross income	kr 12,016	kr 7,096	kr 3,026
Gross margin	46.70%	48.60%	54.90%
Earnings (loss) before financial items and income tax (EBIT)	kr (38,336)	kr (4,473)	kr (1,774)
EBIT margin	(148.90%)	30.60%	32.20%
Other segment items
Share in earnings of JV and associated companies	kr 0	kr 0	kr 0
Amortizations	(3,401)	(2,019)	(830)
Depreciations	(274)	(515)	(430)
Impairment losses	(31,952)	(87)	(188)
Restructuring charges	(173)	(65)	9
Gains/losses on sale of investments and operations	(16)	111	998
Segment information [member] | Others [Member]
Disclosure of reportable segments [line items]
Net sales	2,534	2,957	2,739
Gross income	kr (461)	kr (275)	kr 25
Gross margin	(18.20%)	9.30%	0.90%
Earnings (loss) before financial items and income tax (EBIT)	kr (1,152)	kr (5,330)	kr (1,478)
EBIT margin	(45.50%)	180.30%	54.00%
Other segment items
Share in earnings of JV and associated companies	kr 0	kr (40)	kr (372)
Amortizations	(1)	(12)	0
Depreciations	(495)	(185)	(189)
Impairment losses	(77)	(12)	(11)
Restructuring charges	13	(92)	(42)
Gains/losses on sale of investments and operations	kr (206)	kr (108)	kr 0